Subsequent Events - Schedule of Parent Company Statements of Cash Flows (Details) - Parent [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	$ (1,761,029)	$ 181,835	$ (8,634,039)
Net cash (used in) investing activities	(5,756,000)
Net cash provided by financing activities	6,998,517	345,210	1,000,000
Effect of exchange rate on cash and cash equivalents	(49,892)
Net (decrease) increase in cash and cash equivalents	(568,404)	527,045	(7,634,039)
CASH AND CASH EQUIVALENTS, beginning of year	14,979,793	14,452,748	22,086,787
CASH AND CASH EQUIVALENTS, end of year	$ 14,411,389	$ 14,979,793	$ 14,452,748